UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 2.32%
General Dynamics Corp.	714	$52,807
L-3 Communications Holdings Inc.	74	6,013

		58,820
AGRICULTURE — 0.22%
Archer-Daniels-Midland Co.	166	5,634

		5,634
AIRLINES — 0.38%
Allegiant Travel Co.	108	9,709

		9,709
BANKS — 0.41%
BOK Financial Corp.	26	1,625
Cullen/Frost Bankers Inc.	96	5,799
First Citizens BancShares Inc. Class A	14	2,610
Trustmark Corp.	16	393

		10,427
COMMERCIAL SERVICES — 0.56%
Lender Processing Services Inc.	30	832
Total System Services Inc.	570	13,464

		14,296
COMPUTERS — 2.67%
Brocade Communications Systems Inc.[a]	74	431
EMC Corp.[a]	636	14,265
Western Digital Corp.	960	53,069

		67,765
DIVERSIFIED FINANCIAL SERVICES — 1.47%
CBOE Holdings Inc.	202	7,581
Ocwen Financial Corp.[a]	810	29,630

		37,211
ELECTRIC — 8.68%
ALLETE Inc.	6	308
Alliant Energy Corp.	158	8,455
Avista Corp.	8	224
Consolidated Edison Inc.	724	46,083
DTE Energy Co.	682	49,704
Duke Energy Corp.	160	12,032
Great Plains Energy Inc.	146	3,523
NorthWestern Corp.	6	258
PG&E Corp.	1,060	51,346
Pinnacle West Capital Corp.	528	32,155
Portland General Electric Co.	18	581
Public Service Enterprise Group Inc.	426	15,596

		220,265

Security	Shares	Value

ELECTRONICS — 0.11%
AVX Corp.	248	$2,805

		2,805
ENTERTAINMENT — 0.13%
Dolby Laboratories Inc. Class A	90	2,957
Madison Square Garden Inc. Class Aa	4	241

		3,198
FOOD — 4.60%
Fresh Del Monte Produce Inc.	162	4,116
Hershey Co. (The)	432	38,517
J.M. Smucker Co. (The)	102	10,530
Kraft Foods Group Inc.	976	50,254
Whole Foods Market Inc.	152	13,425

		116,842
GAS — 0.33%
AGL Resources Inc.	8	351
Atmos Energy Corp.	182	8,075

		8,426
HEALTH CARE - PRODUCTS — 0.17%
Thoratec Corp.[a]	118	4,272

		4,272
HEALTH CARE - SERVICES — 2.45%
Humana Inc.	128	9,486
WellPoint Inc.	722	52,648

		62,134
HOUSEHOLD PRODUCTS & WARES — 1.83%
Kimberly-Clark Corp.	450	46,435

		46,435
INSURANCE — 13.09%
ACE Ltd.	536	47,779
Aflac Inc.	994	54,113
Allied World Assurance Co. Holdings Ltd.	208	18,889
American Financial Group Inc.	138	6,661
Aspen Insurance Holdings Ltd.	114	4,354
Assurant Inc.	86	4,088
Axis Capital Holdings Ltd.	788	35,168
Endurance Specialty Holdings Ltd.	102	4,995
Everest Re Group Ltd.	124	16,739
HCC Insurance Holdings Inc.	252	10,735
MetLife Inc.	296	11,541
PartnerRe Ltd.	188	17,736
Protective Life Corp.	16	609
Reinsurance Group of America Inc.	840	52,542
Symetra Financial Corp.	564	7,687
Torchmark Corp.	318	19,738
Validus Holdings Ltd.	486	18,765

		332,139

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

April 30, 2013

Security	Shares	Value

INTERNET — 5.00%
Amazon.com Inc.[a]	188	$47,716
Google Inc. Class Aa	62	51,123
LinkedIn Corp. Class Aa	118	22,667
Shutterfly Inc.[a]	122	5,433

		126,939
LEISURE TIME — 0.59%
Carnival Corp.	434	14,977

		14,977
OIL & GAS — 12.14%
Apache Corp.	654	48,317
Chevron Corp.	416	50,756
EOG Resources Inc.	332	40,225
Exxon Mobil Corp.	556	49,478
Murphy Oil Corp.	764	47,437
Occidental Petroleum Corp.	606	54,092
Patterson-UTI Energy Inc.	390	8,225
Unit Corp.[a]	230	9,667

		308,197
OIL & GAS SERVICES — 0.20%
RPC Inc.	378	5,005

		5,005
PHARMACEUTICALS — 11.92%
Abbott Laboratories	1,350	49,842
Bristol-Myers Squibb Co.	1,212	48,141
Eli Lilly and Co.	66	3,655
Johnson & Johnson	606	51,649
Merck & Co. Inc.	1,086	51,042
Pfizer Inc.	1,700	49,419
Zoetis Inc.	1,480	48,870

		302,618
REAL ESTATE INVESTMENT TRUSTS — 4.06%
American Capital Agency Corp.	1,052	35,042
American Capital Mortgage Investment Corp.	86	2,284
Annaly Capital Management Inc.	3,118	49,701
Hatteras Financial Corp.	48	1,312
Invesco Mortgage Capital Inc.	690	14,766

		103,105
RETAIL — 14.01%
Abercrombie & Fitch Co. Class A	138	6,839
Buffalo Wild Wings Inc.[a]	232	20,880
Cash America International Inc.	576	25,131
Cheesecake Factory Inc. (The)	40	1,593
Coinstar Inc.[a]	198	10,456
Costco Wholesale Corp.	20	2,169
CVS Caremark Corp.	78	4,538
GameStop Corp. Class A	1,656	57,794
O’Reilly Automotive Inc.[a]	484	51,943

Security	Shares	Value

PetSmart Inc.	186	$12,693
Staples Inc.	758	10,036
Starbucks Corp.	852	51,836
TJX Companies Inc. (The)	1,038	50,623
Wal-Mart Stores Inc.	632	49,119

		355,650
SEMICONDUCTORS — 3.04%
Broadcom Corp. Class A	566	20,376
Intel Corp.	2,276	54,510
Maxim Integrated Products Inc.	76	2,351

		77,237
SOFTWARE — 3.86%
Akamai Technologies Inc.[a]	68	2,986
Microsoft Corp.	1,672	55,343
NetSuite Inc.[a]	14	1,231
Salesforce.com Inc.[a]	936	38,479

		98,039
TELECOMMUNICATIONS — 2.00%
AT&T Inc.	1,310	49,073
United States Cellular Corp.[a]	42	1,614

		50,687
TRANSPORTATION — 3.64%
FedEx Corp.	388	36,476
United Parcel Service Inc. Class B	592	50,817
Werner Enterprises Inc.	226	5,189

		92,482

TOTAL COMMON STOCKS
(Cost: $2,476,006)		2,535,314

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b],c	2,500	2,500

		2,500

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,500)		2,500

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $2,478,506)		2,537,814
Other Assets, Less Liabilities — 0.02%		435

NET ASSETS — 100.00%		$2,538,249

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

2

Schedule of Investments  (Unaudited)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.79%

ADVERTISING — 0.28%
Harte-Hanks Inc.	552	$4,377
Marchex Inc. Class B	680	2,809

		7,186
AEROSPACE & DEFENSE — 0.42%
National Presto Industries Inc.	140	10,500

		10,500
AGRICULTURE — 1.17%
Andersons Inc. (The)	544	29,659

		29,659
AIRLINES — 1.48%
Allegiant Travel Co.	416	37,398

		37,398
APPAREL — 0.04%
Perry Ellis International Inc.	60	1,054

		1,054
BANKS — 4.77%
1st Source Corp.	44	1,035
American National Bankshares Inc.	118	2,564
Arrow Financial Corp.	182	4,403
BancFirst Corp.	84	3,515
Bank of Hawaii Corp.	28	1,335
Bank of Marin Bancorp	60	2,376
Camden National Corp.	68	2,271
Century Bancorp Inc. Class A	26	884
City Holding Co.	106	4,047
CNB Financial Corp.	62	1,004
Community Trust Bancorp Inc.	166	5,747
F.N.B. Corp.	20	228
First Citizens BancShares Inc. Class A	46	8,575
First Financial Corp.	144	4,448
First Interstate BancSystem Inc.	994	20,198
First of Long Island Corp. (The)	32	967
Great Southern Bancorp Inc.	66	1,740
Heritage Financial Corp.	54	753
Horizon Bancorp	60	1,158
Lakeland Financial Corp.	144	3,859
Merchants Bancshares Inc.	66	2,002
Northrim BanCorp Inc.	74	1,612
Premier Financial Bancorp Inc.	66	805
Renasant Corp.	128	2,921
S&T Bancorp Inc.	72	1,359
S.Y. Bancorp Inc.	114	2,617
Simmons First National Corp. Class A	236	5,787
State Bank Financial Corp.	378	5,560
Suffolk Bancorp[a]	178	2,784
Tompkins Financial Corp.	76	3,177

Security	Shares	Value

Trustmark Corp.	326	$8,003
Univest Corp. of Pennsylvania	98	1,718
Washington Banking Co.	306	4,223
WesBanco Inc.	248	6,208
Westamerica Bancorp	16	694

		120,577

BEVERAGES — 0.01%
Boston Beer Co. Inc. (The) Class Aa	2	339

		339

BUILDING MATERIALS — 0.07%
AAON Inc.	58	1,648

		1,648

CHEMICALS — 0.29%
Hawkins Inc.	148	5,504
Oil-Dri Corp. of America	66	1,816

		7,320

COMMERCIAL SERVICES — 7.44%
Arbitron Inc.	1,088	50,799
Barrett Business Services Inc.	196	10,376
Capella Education Co.[a]	236	8,359
CorVel Corp.[a]	174	8,260
CRA International Inc.[a]	254	4,684
Electro Rent Corp.	338	5,601
Global Cash Access Inc.[a]	4,158	29,647
Grand Canyon Education Inc.[a]	792	20,251
Heartland Payment Systems Inc.	350	11,511
ICF International Inc.[a]	172	4,663
Intersections Inc.	510	4,876
McGrath RentCorp	24	745
Medifast Inc.[a]	836	21,903
ServiceSource International Inc.[a]	120	768
Steiner Leisure Ltd.[a]	34	1,647
Tree.com Inc.	198	4,053

		188,143

COMPUTERS — 1.49%
Carbonite Inc.[a]	204	2,171
Digimarc Corp.	34	746
Imation Corp.[a]	1,774	6,528
Rimage Corp.	288	2,595
Uni-Pixel Inc.[a]	722	25,667

		37,707

DISTRIBUTION & WHOLESALE — 0.63%
Core-Mark Holding Co. Inc.	136	7,078
Owens & Minor Inc.	56	1,824
Rentrak Corp.[a]	310	7,018

		15,920

DIVERSIFIED FINANCIAL SERVICES — 3.17%
Diamond Hill Investment Group Inc.	76	5,737
FBR & Co.[a]	134	2,791

3

Schedule of Investments  (Unaudited) (Continued)

iSHARE® ENHANCED U.S. SMALL-CAP ETF

April 30, 2013

Security	Shares	Value

First Marblehead Corp. (The)[a]	1,718	$2,113
Manning & Napier Inc.	804	14,078
MicroFinancial Inc.	176	1,424
World Acceptance Corp.[a]	608	54,027

		80,170

ELECTRIC — 8.48%
ALLETE Inc.	318	16,329
Avista Corp.	494	13,857
CH Energy Group Inc.	568	36,903
El Paso Electric Co.	1,068	40,007
Empire District Electric Co. (The)	786	18,133
MGE Energy Inc.	492	27,478
NorthWestern Corp.	330	14,197
Otter Tail Corp.	974	30,389
Portland General Electric Co.	186	5,999
Unitil Corp.	372	11,275

		214,567

ELECTRONICS — 1.56%
AVX Corp.	632	7,148
Mesa Laboratories Inc.	20	987
OSI Systems Inc.[a]	490	28,077
Parametric Sound Corp.[a]	106	1,907
TTM Technologies Inc.[a]	204	1,475

		39,594

ENGINEERING & CONSTRUCTION — 1.32%
Argan Inc.	458	8,107
Engility Holdings Inc.[a]	806	19,312
Michael Baker Corp.	150	3,652
VSE Corp.	74	2,256

		33,327

ENTERTAINMENT — 1.45%
Churchill Downs Inc.	16	1,223
Dolby Laboratories Inc. Class A	416	13,666
Multimedia Games Holding Co. Inc.[a]	858	21,158
Rick’s Cabaret International Inc.[a]	80	675

		36,722

FOOD — 3.47%
Arden Group Inc. Class A	6	593
Fresh Del Monte Produce Inc.	382	9,707
Harris Teeter Supermarkets Inc.	4	167
J&J Snack Foods Corp.	64	4,801
John B. Sanfilippo & Son Inc.	124	2,602
Rocky Mountain Chocolate Factory Inc.	102	1,246
Sanderson Farms Inc.	584	35,776
Spartan Stores Inc.	340	5,705
Village Super Market Inc. Class A	54	1,901
Weis Markets Inc.	214	8,952
WhiteWave Foods Co. Class Aa	966	16,335

		87,785

Security	Shares	Value

FOREST PRODUCTS & PAPER — 0.69%
Orchids Paper Products Co.	88	$2,024
Schweitzer-Mauduit International Inc.	382	15,391

		17,415
GAS — 3.18%
Chesapeake Utilities Corp.	274	14,621
Delta Natural Gas Co. Inc.	50	1,084
Gas Natural Inc.	168	1,735
Laclede Group Inc. (The)	764	35,687
Northwest Natural Gas Co.	594	26,415
Vectren Corp.	6	225
WGL Holdings Inc.	14	647

		80,414

HEALTH CARE - PRODUCTS — 3.57%
Atrion Corp.	6	1,202
CONMED Corp.	6	188
CryoLife Inc.	194	1,164
Cyberonics Inc.[a]	602	26,139
Exactech Inc.[a]	52	962
ICU Medical Inc.[a]	362	21,811
Medical Action Industries Inc.[a]	340	2,764
Natus Medical Inc.[a]	316	3,953
TearLab Corp.[a]	436	3,261
Thoratec Corp.[a]	630	22,806
Vascular Solutions Inc.[a]	378	6,014

		90,264

HEALTH CARE - SERVICES — 1.93%
Almost Family Inc.	156	3,079
Ensign Group Inc. (The)	14	488
LHC Group Inc.[a]	236	5,126
Molina Healthcare Inc.[a]	770	25,564
Triple-S Management Corp. Class Ba	720	12,982
U.S. Physical Therapy Inc.	68	1,623

		48,862

HOLDING COMPANIES - DIVERSIFIED — 1.02%
Gladstone Capital Corp.	194	1,798
MCG Capital Corp.	4,410	22,668
MVC Capital Inc.	108	1,403

		25,869

HOME FURNISHINGS — 0.22%
Kimball International Inc. Class B	592	5,440

		5,440

HOUSEHOLD PRODUCTS & WARES — 1.24%
American Greetings Corp. Class A	1,272	23,455
CSS Industries Inc.	274	7,853

		31,308

INSURANCE — 11.53%
American Equity Investment Life Holding Co.	538	8,199
American National Insurance Co.	46	4,325
American Safety Insurance Holdings Ltd.[a]	136	3,275
Amerisafe Inc.	20	653

4

Schedule of Investments  (Unaudited) (Continued)

iSHARE® ENHANCED U.S. SMALL-CAP ETF

April 30, 2013

Security	Shares	Value

Argo Group International Holdings Ltd.	230	$9,533
Aspen Insurance Holdings Ltd.	1,122	42,849
Eastern Insurance Holdings Inc.	90	1,677
EMC Insurance Group Inc.	106	2,992
Endurance Specialty Holdings Ltd.	1,046	51,223
FBL Financial Group Inc. Class A	82	3,223
Horace Mann Educators Corp.	970	21,873
Infinity Property and Casualty Corp.	204	11,575
Kansas City Life Insurance Co.	124	4,476
Maiden Holdings Ltd.	1,414	14,607
Meadowbrook Insurance Group Inc.	342	2,661
Montpelier Re Holdings Ltd.	34	876
National Western Life Insurance Co. Class A	46	8,401
Navigators Group Inc. (The)[a]	188	10,881
OneBeacon Insurance Group Ltd. Class A	48	652
Protective Life Corp.	336	12,788
Safety Insurance Group Inc.	192	9,537
StanCorp Financial Group Inc.	14	605
Symetra Financial Corp.	3,744	51,031
United Fire Group Inc.	254	7,102
Universal Insurance Holdings Inc.	1,108	6,626

		291,640

INTERNET — 4.35%
1-800-FLOWERS.COM Inc.[a]	358	2,123
Blue Nile Inc.[a]	510	16,641
Keynote Systems Inc.	48	538
NutriSystem Inc.	834	6,755
OpenTable Inc.[a]	660	36,557
QuinStreet Inc.[a]	264	1,727
ReachLocal Inc.[a]	218	3,634
Shutterfly Inc.[a]	688	30,637
TeleCommunication Systems Inc.[a]	1,008	1,946
Travelzoo Inc.[a]	370	9,446

		110,004

LEISURE TIME — 0.04%
Johnson Outdoors Inc. Class Aa	38	891

		891

LODGING — 0.01%
Hyatt Hotels Corp. Class Aa	6	256

		256

MACHINERY — 1.34%
Intermec Inc.[a]	3,442	33,869

		33,869

MEDIA — 0.59%
Courier Corp.	324	4,665
Martha Stewart Living Omnimedia Inc. Class Aa	1,508	3,725
Scholastic Corp.	40	1,098
World Wrestling Entertainment Inc. Class A	594	5,453

		14,941

Security	Shares	Value

METAL FABRICATE & HARDWARE — 0.09%
Kaydon Corp.	94	$2,241

		2,241

OIL & GAS — 1.83%
Contango Oil & Gas Co.	78	2,934
Matador Resources Co.[a]	88	869
Unit Corp.[a]	576	24,209
VAALCO Energy Inc.[a]	2,736	18,386

		46,398

OIL & GAS SERVICES — 0.55%
Dawson Geophysical Co.[a]	342	10,513
Mitcham Industries Inc.[a]	56	832
Natural Gas Services Group Inc.[a]	132	2,665

		14,010

PACKAGING & CONTAINERS — 0.03%
UFP Technologies Inc.[a]	42	852

		852

PHARMACEUTICALS — 3.18%
Nutraceutical International Corp.	106	1,958
PharMerica Corp.[a]	16	206
SciClone Pharmaceuticals Inc.[a]	1,594	7,540
USANA Health Sciences Inc.[a]	356	20,085
Zoetis Inc.	1,534	50,653

		80,442

REAL ESTATE INVESTMENT TRUSTS — 3.73%
AG Mortgage Investment Trust Inc.	808	20,903
American Capital Mortgage Investment Corp.	1,968	52,270
Anworth Mortgage Asset Corp.	1,644	10,374
Gyrodyne Co. of America Inc.	62	4,576
Invesco Mortgage Capital Inc.	24	514
Javelin Mortgage Investment Corp.	280	5,639

		94,276

RETAIL — 10.66%
Ark Restaurants Corp.	54	1,176
Bob Evans Farms Inc.	516	22,364
Bravo Brio Restaurant Group Inc.[a]	16	272
Buffalo Wild Wings Inc.[a]	564	50,760
Cash America International Inc.	1,022	44,590
CEC Entertainment Inc.	6	200
Cheesecake Factory Inc. (The)	386	15,371
Children’s Place Retail Stores Inc. (The)[a]	1,048	51,268
Coinstar Inc.[a]	464	24,504
Del Frisco’s Restaurant Group Inc.[a]	14	237
Fred’s Inc. Class A	280	3,984
Frisch’s Restaurants Inc.	72	1,175
hhgregg Inc.[a]	282	3,810
Kirkland’s Inc.[a]	212	2,557
Nathan’s Famous Inc.[a]	16	714
PC Connection Inc.	148	2,285

5

Schedule of Investments  (Unaudited) (Continued)

iSHARE® ENHANCED U.S. SMALL-CAP ETF

April 30, 2013

Security	Shares	Value

PetMed Express Inc.	998	$12,475
Red Robin Gourmet Burgers Inc.[a]	8	387
Texas Roadhouse Inc.	786	18,471
Wet Seal Inc. Class Aa	2,878	9,382
Winmark Corp.	62	3,836

		269,818

SAVINGS & LOANS — 0.77%
BSB Bancorp Inc.[a]	74	1,018
First Defiance Financial Corp.	198	4,483
Meta Financial Group Inc.	142	3,774
Territorial Bancorp Inc.	246	5,751
United Financial Bancorp Inc.	308	4,561

		19,587

SEMICONDUCTORS — 3.01%
Applied Micro Circuits Corp.[a]	800	5,968
Cavium Inc.[a]	1,166	36,671
Integrated Silicon Solution Inc.[a]	116	1,064
Pericom Semiconductor Corp.[a]	198	1,279
PMC-Sierra Inc.[a]	1,032	5,944
Power Integrations Inc.	514	21,285
Sigma Designs Inc.[a]	844	4,017

		76,228

SOFTWARE — 3.28%
Cornerstone OnDemand Inc.[a]	1,268	46,003
CSG Systems International Inc.[a]	214	4,625
Envestnet Inc.[a]	822	14,977
Market Leader Inc.[a]	230	2,305
Rosetta Stone Inc.[a]	568	9,616
SciQuest Inc.[a]	240	5,486

		83,012

TELECOMMUNICATIONS — 2.01%
Anaren Inc.[a]	72	1,686
Atlantic Tele-Network Inc.	8	406
Globecomm Systems Inc.[a]	146	1,789
Neutral Tandem Inc.	1,184	3,528
Novatel Wireless Inc.[a]	430	1,127
ParkerVision Inc.[a]	876	3,495
Preformed Line Products Co.	40	3,220
Telephone & Data Systems Inc.	64	1,436
United States Cellular Corp.[a]	892	34,288

		50,975

TOYS, GAMES & HOBBIES — 0.56%
JAKKS Pacific Inc.	1,310	14,292

		14,292

TRANSPORTATION — 1.35%
Knight Transportation Inc.	132	2,062
Marten Transport Ltd.	542	11,040
Teekay Tankers Ltd. Class A	158	400
Werner Enterprises Inc.	904	20,756

		34,258

Security	Shares	Value

WATER — 1.49%
American States Water Co.	292	$16,200
Artesian Resources Corp. Class A	156	3,677
California Water Service Group	424	8,501
Connecticut Water Service Inc.	96	2,734
Middlesex Water Co.	168	3,295
York Water Co. (The)	180	3,375

		37,782

TOTAL COMMON STOCKS
(Cost: $2,462,241)		2,524,960

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b],c	5,141	5,141

		5,141

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,141)		5,141

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $2,467,382)		2,530,101
Other Assets, Less Liabilities — 0.01%		269

NET ASSETS — 100.00%		$2,530,370

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

6

Notes to Schedules of Investments (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Enhanced ETF
U.S. Large-Cap[a]
U.S. Small-Cap[a]

[a]	The Fund commenced operations on April 16, 2013.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

7

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of April 30, 2013, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

FEDERAL INCOME TAXES

As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Enhanced ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Large-Cap	$ 2,478,506	$77,280	$(17,972)	$59,308
U.S. Small-Cap	2,467,382	78,567	(15,848)	62,719

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds financial statements and disclosures.

8

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”).

9

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	June 27, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	June 27, 2013